UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6465

The Travelers Series Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES TRUST

CONVERTIBLE SECURITIES PORTFOLIO

MFS MID CAP GROWTH PORTFOLIO

MERRILL LYNCH LARGE CAP CORE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2004

CONVERTIBLE SECURITIES PORTFOLIO

Schedules of Investments (unaudited)	September 30, 2004

SHARES		SECURITY	VALUE
CONVERTIBLE PREFERRED STOCK - 17.0%

Automotive - 5.8%
50,000		Ford Motor Co. Capital Trust II, 6.500%	$2,614,000
		General Motors Corp.:
68,000		5.250%	1,625,880
60,000		6.250%	1,689,000

			5,928,880

Diversified Financial Services - 0.3%
3,150		Calenergy Capital Trust II, 6.250%	152,775
3,070		Calenergy Capital Trust III, 6.500%	145,702

			298,477

Housewares - 2.4%
56,000		Newell Financial Trust I, 5.250%	2,457,000

Media - 2.9%
33,250		Tribune Co., 2.000%	2,984,188

Pharmaceuticals - 0.4%
8,000		Omnicare, Inc., 4.000%	380,000

Real Estate Investment Trust - 2.2%
39,515		Equity Office Properties Trust, 5.250%	2,012,301
10,115		Reckson Associates Realty Corp., 7.625%	264,406

			2,276,707

Savings & Loans - 3.0%
25,000		Washington Mutual Capital Trust I, 5.375% (a)	1,373,975
30,000		Washington Mutual Inc., 5.375%	1,636,500

			3,010,475

Telecommunications - 0.0%
6,000		Loral Space & Communications Ltd., 6.000% (a)(b)	2,160

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $16,493,616)	17,337,887

FACE AMOUNT	RATING (c)

CONVERTIBLE BONDS AND NOTES - 75.4%

Auto Parts & Equipment - 2.4%
$75,000	BBB	American Axle & Manufacturing Inc., 2.000% due 2/15/24 (a)(d)	67,687
4,760,000	BBB-	Lear Corp., zero coupon to yield 3.180% due 2/20/22	2,403,800

			2,471,487

Biotechnology - 1.0%
600,000	NR	Invitrogen Corp., 1.500% due 2/15/24 (a)	533,250
		Nektar Therapeutics:
250,000	NR	3.500% due 10/17/07	234,688
300,000	NR	3.500% due 10/17/07 (a)	281,625

			1,049,563

Commercial Services - 1.3%
1,175,000	Ba1*	Beazer Homes USA, Inc., 4.625% due 6/15/24 (a)	1,270,469

Computer Services - 2.5%
500,000	NR	DST Systems, Inc., 4.125% due 8/15/23 (a)	603,125
1,916,000	BBB-	Electric Data Systems Corp., 3.875% due 7/15/23	1,918,395

			2,521,520

See Notes to Schedules of Investments.

CONVERTIBLE SECURITIES PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (c)	SECURITY	VALUE
Diversified Financial Services - 6.9%
$4,750,000	AAA	American International Group, Inc., zero coupon to yield 1.526% due 11/9/31	$3,188,437
6,770,000	A+	Merrill Lynch & Co., Inc., zero coupon to yield 2.237% due 5/23/31	3,757,350
50,000	B	Providian Financial Corp., 4.000% due 5/15/08	66,375

			7,012,162

Electric - 1.3%
900,000	BBB-	CenterPoint Energy, Inc., 3.750% due 5/15/23 (a)	992,250
350,000	BBB	PPL Energy Supply LLC, 2.625% due 5/15/23 (a)	372,750

			1,365,000

Electronics - 2.9%
799,000	B	Agere Systems Inc., 6.500% due 12/15/09	803,994
800,000	BB	Agilent Technologies Inc., 3.000% due 12/1/21 (d)	806,000
2,400,000	BBB-	Arrow Electronics Inc., zero coupon to yield 4.211% due 2/21/21	1,284,000

			2,893,994

Gold Mining - 0.1%
100,000	BBB+	Placer Dome Inc., 2.750% due 10/15/23 (a)	124,125

Healthcare - 6.3%
		Health Management Associates, Inc.:
1,400,000	BBB+	1.500% due 8/1/23	1,449,000
1,200,000	BBB+	1.500% due 8/1/23 (a)	1,242,000
2,467,000	NR	Lincare Holdings Inc., 3.000% due 6/15/33	2,426,911
		Universal Health Services, Inc.:
1,700,000	BBB	0.426% due 6/23/20	994,500
450,000	BBB	0.426% due 6/23/20 (a)	263,250

			6,375,661

Leisure Time - 5.8%
1,325,000	BBB-	Four Seasons Hotels Inc., 1.875% due 7/30/24	1,470,750
1,270,000	B+	Host Marriott L.P., 3.250% due 3/15/24 (a)	1,319,213
1,950,000	BB+	Royal Caribbean Cruises Ltd., zero coupon to yield 4.875% due 2/2/21	1,038,375
3,500,000	BB+	Starwood Hotels & Resorts Worldwide, Inc., zero coupon to yield 3.196% due 5/25/21	2,047,500

			5,875,838

Manufacturing - 4.2%
150,000	NR	Ciber Inc., 2.875% due 12/15/23 (a)	141,562
50,000	B-	The Goodyear Tire & Rubber Co., 4.000% due 6/15/34 (a)	58,688
1,800,000	BB+	SPX Corp., zero coupon to yield 3.007% due 2/6/21	1,138,500
		Tyco International Group, S.A.:
300,000	BBB	2.750% due 1/15/18 (a)	421,875
1,700,000	BBB	3.125% due 1/15/23 (a)	2,554,250

			4,314,875

Media - 13.3%
1,000,000	NR	Adelphia Communications Corp., 6.000% due 2/15/06 (e)	275,000
1,330,000	CCC-	Charter Communications Inc., 4.750% due 6/1/06	1,143,800
		Liberty Media Corp.:
175,000	BBB-	0.750% due 3/30/23	188,781
500,000	BBB-	0.750% due 3/30/23 (a)	539,375

See Notes to Schedules of Investments.

CONVERTIBLE SECURITIES PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (c)	SECURITY	VALUE
Media - 13.3% (continued)
$2,100,000	BBB-	4.000% due 11/15/29	$1,493,625
1,200,000	BBB-	3.500% due 1/15/31	1,102,500
6,000,000	BBB-	News America Inc., zero coupon to yield 3.401% due 2/28/21	3,472,500
1,859,000	B	Sinclair Broadcast Group, Inc., 4.875% due 7/15/18 (d)	1,694,014
3,500,000	BBB+	The Walt Disney Co., 2.125% due 4/15/23	3,609,375

			13,518,970

Oil & Gas - 10.5%
350,000	A-	Cooper Cameron Corp., 1.500% due 5/15/24 (a)	378,437
		Diamond Offshore Drilling Inc.:
2,130,000	A-	1.500% due 4/15/31	2,132,662
3,000,000	A-	Zero coupon to yield 1.780% due 6/6/20	1,762,500
		Global Marine Inc.:
3,000,000	A-	Zero coupon to yield 3.539% due 6/23/20	1,766,250
600,000	A-	Zero coupon to yield 3.506% due 6/23/20 (a)	353,250
		Halliburton Co.:
700,000	BBB	3.125% due 7/15/23	800,625
1,000,000	BBB	3.125% due 7/15/23 (a)	1,143,750
		Hanover Compressor Co.:
300,000	B	4.750% due 3/15/08	286,500
75,000	B	4.750% due 1/15/14	92,813
1,800,000	A+	Schlumberger Ltd., 1.500% due 6/1/23	1,980,000

			10,696,787

Pharmaceuticals - 4.5%
1,730,000	B	Advanced Medical Optics, Inc., 2.500% due 7/15/24 (a)	1,903,000
400,000	A	Allergan, Inc., zero coupon to yield 1.250% due 11/6/22 (a)	367,500
		Cephalon Inc.:
600,000	B-	Tranche A, zero coupon due 6/15/33 (a)(b)	599,250
800,000	B-	Tranche B, zero coupon due 6/15/33 (a)(b)	809,000
500,000	NR	IVAX Corp., 1.500% due 3/1/24 (a)	530,625
		Valeant Pharmaceuticals International:
75,000	B	3.000% due 8/16/10 (a)	79,219
75,000	B	4.000% due 11/15/13 (a)	80,813
200,000	BBB-	Watson Pharmaceuticals, Inc., 2.080% due 3/15/23 (a)(d)	199,500

			4,568,907

Retail - 4.4%
		Best Buy Co., Inc.:
500,000	BB-	2.250% due 1/15/22	534,375
300,000	BB+	2.250% due 1/15/22 (a)	320,625
1,257,000	BB+	The Gap, Inc., 5.750% due 3/15/09	1,539,825
1,641,000	BB-	J.C. Penney Co., Inc., 5.000% due 10/15/08	2,038,943

			4,433,768

See Notes to Schedules of Investments.

CONVERTIBLE SECURITIES PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (c)	SECURITY	VALUE
Telecommunications - 8.0%
$1,500,000	BBB-	Amdocs Ltd., 0.500% due 3/15/24 (a)	$1,363,125
		Anixter International Inc.:
1,400,000	BB+	Zero coupon to yield 2.660% due 7/7/33	740,250
3,150,000	BB+	Zero coupon to yield 3.250% due 7/7/33 (a)	1,665,562
150,000	B+	CommScope, Inc., 1.000% due 3/15/24 (a)	175,875
100,000	NR	Tekelec Inc., 2.250% due 6/15/08 (a)	111,500
945,000	NR	UTStarcom, Inc., 0.875% due 3/1/08	1,053,675
5,000,000	A+	Verizon Global Funding Corp., zero coupon to yield 2.916% due 5/15/21	3,081,250

			8,191,237

		TOTAL CONVERTIBLE BONDS AND NOTES (Cost - $73,524,200)	76,684,363

REPURCHASE AGREEMENT - 10.4%
10,538,000		State Street Bank & Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $10,538,468; (Fully collateralized by U.S. Treasury Bonds, 8.875% due 2/15/19; Market value - $10,749,375) (Cost - $10,538,000)	10,538,000

		TOTAL INVESTMENTS - 102.8% (Cost - $100,555,816**)	104,560,250
		Liabilities in Excess of Other Assets - (2.8)%	(2,840,213)

		TOTAL NET ASSETS - 100.0%	$101,720,037

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(b)	Non-income producing security.
(c)	All ratings are by Standard & Poors Ratings Service, except for those identified by an asterisk (*) which are rated by Moodys Investors Service.
(d)	Interest rate shown reflects current rate on instruments with multi-coupon or variable rates.
(e)	Security is currently in default.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 14 and 15 for definitions of ratings.

See Notes to Schedules of Investments.

MFS MID CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 97.8%

CONSUMER DISCRETIONARY - 19.2%

Hotels, Restaurants & Leisure - 4.5%
44,980	The Cheesecake Factory (a)	$1,952,132
20,260	Four Seasons Hotels, Inc.	1,298,666
44,620	International Game Technology	1,604,089
61,870	Royal Caribbean Cruises Ltd.	2,697,532
36,530	WMS Industries Inc. (a)	938,456

		8,490,875

Media - 9.5%
230,860	Citadel Broadcasting Co. (a)	2,959,625
43,100	Cox Communications, Inc., Class A Shares (a)	1,427,903
76,960	EchoStar Communications Corp., Class A Shares (a)	2,394,995
37,500	Entercom Communications Corp. (a)	1,224,750
66,420	Getty Images, Inc. (a)	3,673,026
28,300	Grupo Televisa, S.A., Sponsored ADR	1,492,259
10,900	Lamar Advertising Co., Class A Shares (a)	453,549
35,800	Meredith Corp.	1,839,404
52,600	Radio One, Inc., Class A Shares (a)	751,654
28,900	Univision Communications Inc., Class A Shares (a)	913,529
45,210	Westwood One, Inc. (a)	893,802

		18,024,496

Multi-Line Retail - 1.8%
135,700	99 Cents Only Stores (a)	1,931,011
56,400	Family Dollar Stores, Inc.	1,528,440

		3,459,451

Specialty Retail - 2.2%
74,040	PETsMART, Inc.	2,101,996
67,580	Tiffany & Co.	2,077,409

		4,179,405

Textiles & Apparel - 1.2%
52,320	Coach, Inc. (a)	2,219,414

	TOTAL CONSUMER DISCRETIONARY	36,373,641

ENERGY - 3.1%

Energy Equipment & Services - 3.1%
46,570	BJ Services Co.	2,440,734
31,790	Cooper Cameron Corp. (a)	1,743,364
40,300	GlobalSantaFe Corp.	1,235,195
15,600	Halliburton Co.	525,564

	TOTAL ENERGY	5,944,857

FINANCIALS - 3.3%

Banks - 1.0%
41,400	Investors Financial Services Corp.	1,868,382

See Notes to Schedules of Investments.

MFS MID CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Diversified Financials - 2.3%
103,420	Ameritrade Holding Corp. (a)	$1,242,074
59,130	Legg Mason, Inc.	3,149,855

		4,391,929

	TOTAL FINANCIALS	6,260,311

HEALTHCARE - 27.3%

Biotechnology - 9.9%
26,700	Celgene Corp. (a)	1,554,741
37,900	Gen-Probe Inc. (a)	1,511,073
89,130	Genzyme Corp. (a)	4,849,563
110,260	Gilead Sciences, Inc. (a)	4,121,519
25,800	ImClone Systems Inc. (a)	1,363,530
37,150	Invitrogen Corp. (a)	2,042,879
103,630	MedImmune, Inc. (a)	2,456,031
18,120	Neurocrine Biosciences, Inc. (a)	854,539

		18,753,875

Healthcare Equipment & Supplies - 11.3%
51,860	C.R. Bard, Inc.	2,936,832
215,570	Cytyc Corp. (a)	5,206,016
53,770	DENTSPLY International Inc.	2,792,814
53,130	Fisher Scientific International Inc. (a)	3,099,073
44,860	Guidant Corp.	2,962,554
58,260	Millipore Corp. (a)	2,787,741
5,200	Synthes, Inc.	567,007
101,300	Thoratec Corp. (a)	974,506

		21,326,543

Healthcare Providers & Services - 1.4%
79,600	Community Health Systems Inc. (a)	2,123,728
51,850	Tenet Healthcare Corp. (a)	559,462

		2,683,190

Pharmaceuticals - 4.7%
26,120	Allergan, Inc.	1,895,006
59,200	Elan Corp. PLC, Sponsored ADR (a)	1,385,280
78,100	Endo Pharmaceuticals Holdings, Inc. (a)	1,433,916
104,160	Medicis Pharmaceutical Corp., Class A Shares	4,066,406

		8,780,608

	TOTAL HEALTHCARE	51,544,216

INDUSTRIALS - 12.0%

Air Freight & Couriers - 1.2%
42,340	Expeditors International of Washington, Inc.	2,188,978

Airlines - 1.0%
85,550	JetBlue Airways Corp. (a)	1,789,706

Building Products - 0.4%
21,180	American Standard Cos. Inc. (a)	824,114

See Notes to Schedules of Investments.

MFS MID CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 8.9%
39,220	Alliance Data Systems Corp. (a)	$1,590,763
18,600	Apollo Group, Inc., Class A Shares (a)	1,364,682
33,410	Career Education Corp. (a)	949,846
76,460	Ceridian Corp. (a)	1,407,629
56,400	The Corporate Executive Board Co.	3,453,936
50,670	DST Systems, Inc. (a)	2,253,295
32,400	Manpower Inc.	1,441,476
134,090	Monster Worldwide, Inc. (a)	3,303,978
42,530	Robert Half International Inc.	1,095,998

		16,861,603

Machinery - 0.5%
15,400	Eaton Corp.	976,514

	TOTAL INDUSTRIALS	22,640,915

INFORMATION TECHNOLOGY - 24.5%

Communications Equipment - 4.7%
227,000	Comverse Technology, Inc. (a)	4,274,410
40,200	F5 Networks, Inc. (a)	1,224,492
30,050	Harris Corp.	1,650,947
76,414	Juniper Networks, Inc. (a)	1,803,370

		8,953,219

Computers & Peripherals - 1.1%
24,600	Lexmark International, Inc., Class A Shares (a)	2,066,646

Electronic Equipment & Instruments - 2.6%
51,460	Thermo Electron Corp. (a)	1,390,449
77,510	Waters Corp. (a)	3,418,191

		4,808,640

Internet Software & Services - 1.7%
62,546	IAC/InterActiveCorp (a)	1,377,263
92,700	McAfee Inc. (a)	1,863,270

		3,240,533

IT Consulting & Services - 0.2%
11,060	NAVTEQ Corp. (a)	394,178

Semiconductor Equipment & Products - 4.4%
61,040	Integrated Circuit Systems, Inc. (a)	1,312,360
49,360	Marvell Technology Group Ltd. (a)	1,289,777
91,370	Novellus Systems, Inc. (a)	2,429,528
267,000	PMC-Sierra, Inc. (a)	2,352,270
34,200	Xilinx, Inc.	923,400

		8,307,335

Software - 9.8%
136,710	Amdocs Ltd. (a)	2,984,379
41,580	Ascential Software Corp. (a)	560,083
41,100	Electronic Arts Inc. (a)	1,890,189
69,900	Intuit Inc. (a)	3,173,460

See Notes to Schedules of Investments.

MFS MID CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Software - 9.8% (continued)
74,200	Mercury Interactive Corp. (a)	$2,588,096
158,700	Red Hat, Inc. (a)	1,942,488
44,750	Symantec Corp. (a)	2,455,880
169,630	VERITAS Software Corp. (a)	3,019,414

		18,613,989

	TOTAL INFORMATION TECHNOLOGY	46,384,540

MATERIALS - 0.9%
Chemicals - 0.5%
28,100	Monsanto Co.	1,023,402

Metals & Mining - 0.4%
20,400	Aber Dimond Corp. (a)	702,331

	TOTAL MATERIALS	1,725,733

TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 3.6%
3,980	Covad Communications Group, Inc. (a)	6,686
58,690	NTL Inc. (a)	3,642,888
66,430	SpectraSite Inc. (a)	3,088,995

		6,738,569

Wireless Telecommunication Services - 3.9%
266,560	American Tower Corp., Class A Shares (a)	4,091,696
217,500	Crown Castle International Corp. (a)	3,236,400

		7,328,096

	TOTAL TELECOMMUNICATION SERVICES	14,066,665

	TOTAL COMMON STOCK (Cost - $163,732,097)	184,940,878

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.1%
$4,073,000	Federal Home Loan Bank, Discount Notes, zero coupon due 10/1/04 (Cost - $4,073,000)	4,073,000

	TOTAL INVESTMENTS - 99.9% (Cost - $167,805,097*)	189,013,878
	Other Assets in Excess of Liabilities - 0.1%	107,593

	TOTAL NET ASSETS - 100.0%	$189,121,471

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

MERRILL LYNCH LARGE CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 100.0%

CONSUMER DISCRETIONARY - 20.5%

Automobiles - 2.2%
93,000	Ford Motor Co.	$1,306,650
21,000	Harley-Davidson, Inc.	1,248,240

		2,554,890

Hotels, Restaurants & Leisure - 2.4%
53,000	McDonald’s Corp.	1,485,590
27,000	Starwood Hotels & Resorts Worldwide, Inc.	1,253,340

		2,738,930

Household Durables - 1.1%
12,000	Harman International Industries, Inc.	1,293,000

Leisure Equipment & Products - 1.2%
41,000	Eastman Kodak Co.	1,321,020

Media - 1.0%
20,000	Getty Images, Inc. (a)	1,106,000

Multi-Line Retail - 3.5%
32,000	Costco Wholesale Corp.	1,329,920
32,000	J.C. Penney Co., Inc.	1,128,960
30,000	Nordstrom, Inc.	1,147,200
6,000	Wal-Mart Stores, Inc.	319,200

		3,925,280

Specialty Retail - 9.1%
35,000	Abercrombie & Fitch Co., Class A Shares	1,102,500
32,000	American Eagle Outfitters, Inc.	1,179,200
60,000	The Gap, Inc.	1,122,000
52,000	The Home Depot, Inc.	2,038,400
59,000	Limited Brands	1,315,110
38,000	PETsMART, Inc.	1,078,820
44,000	Staples, Inc.	1,312,080
34,000	Urban Outfitters, Inc. (a)	1,169,600

		10,317,710

	TOTAL CONSUMER DISCRETIONARY	23,256,830

CONSUMER STAPLES - 4.8%

Food Products - 2.0%
73,000	Archer-Daniels-Midland Co.	1,239,540
62,000	Tyson Foods, Inc., Class A Shares	993,240

		2,232,780

Household Products - 0.3%
6,000	The Procter & Gamble Co.	324,720

Personal Products - 2.5%
30,000	Avon Products, Inc.	1,310,400

See Notes to Schedules of Investments.

MERRILL LYNCH LARGE CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Personal Products - 2.5% (continued)
38,000	The Gillette Co.	$1,586,120

		2,896,520

	TOTAL CONSUMER STAPLES	5,454,020

ENERGY - 13.6%
Oil & Gas - 13.6%
15,000	Amerada Hess Corp.	1,335,000
20,000	Anadarko Petroleum Corp.	1,327,200
34,000	Burlington Resources Inc.	1,387,200
43,000	ChevronTexaco Corp.	2,306,520
22,000	ConocoPhillips	1,822,700
19,000	Devon Energy Corp.	1,349,190
43,000	Exxon Mobil Corp.	2,078,190
25,000	Occidental Petroleum Corp.	1,398,250
16,000	Sunoco, Inc.	1,183,680
16,000	Valero Energy Corp.	1,283,360

	TOTAL ENERGY	15,471,290

FINANCIALS - 11.8%
Banks - 0.6%
16,000	Bank of America Corp.	693,280

Diversified Financials - 2.8%
3,000	The Bear Stearns Cos. Inc.	288,510
38,000	Countrywide Financial Corp.	1,496,820
16,000	Fannie Mae	1,014,400
8,000	JPMorgan Chase & Co.	317,840

		3,117,570

Insurance - 8.4%
26,000	ACE Ltd.	1,041,560
30,000	Allstate Corp.	1,439,700
8,000	American International Group, Inc.	543,920
6,000	Fidelity National Financial, Inc.	228,600
28,000	Lincoln National Corp.	1,316,000
9,000	Loews Corp.	526,500
20,000	MBIA Inc.	1,164,200
22,000	Nationwide Financial Services, Inc., Class A Shares	772,420
29,000	Prudential Financial, Inc.	1,364,160
26,000	SAFECO Corp.	1,186,900

		9,583,960

	TOTAL FINANCIALS	13,394,810

HEALTHCARE - 17.0%
Biotechnology - 2.9%
20,000	Celgene Corp. (a)	1,164,600
24,000	Cephalon, Inc. (a)	1,149,600
22,000	Charles River Laboratories International, Inc. (a)	1,007,600

		3,321,800

See Notes to Schedules of Investments.

MERRILL LYNCH LARGE CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies - 3.6%
25,000	Becton Dickinson & Co.	$1,292,500
47,000	Cytyc Corp. (a)	1,135,050
33,000	Medtronic, Inc.	1,712,700

		4,140,250

Healthcare Providers & Services - 4.9%
15,000	Anthem, Inc. (a)	1,308,750
19,000	CIGNA Corp.	1,322,970
33,000	PacifiCare Health Systems, Inc. (a)	1,211,100
14,000	Quest Diagnostics Inc.	1,235,080
77,000	Service Corp. International (a)	478,170

		5,556,070

Pharmaceuticals - 5.6%
50,000	Johnson & Johnson	2,816,500
116,000	Pfizer Inc.	3,549,600

		6,366,100

	TOTAL HEALTHCARE	19,384,220

INDUSTRIALS - 8.6%
Air Freight & Couriers - 0.3%
6,000	Ryder Systems, Inc.	282,240

Commercial Services & Supplies - 1.0%
15,000	Apollo Group, Inc., Class A Shares (a)	1,100,550

Electrical Equipment - 1.0%
30,000	Rockwell Automation, Inc.	1,161,000

Industrial Conglomerates - 3.2%
75,000	General Electric Co.	2,518,500
18,000	Textron, Inc.	1,156,860

		3,675,360

Machinery - 1.0%
16,000	Cummins Inc.	1,182,240

Road & Rail - 2.1%
30,000	J.B. Hunt Transport Services, Inc.	1,114,200
42,000	Norfolk Southern Corp.	1,249,080

		2,363,280

	TOTAL INDUSTRIALS	9,764,670

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 6.2%
77,000	Avaya Inc. (a)	1,073,380
9,000	Cisco Systems, Inc. (a)	162,900
384,000	Lucent Technologies Inc. (a)	1,217,280
92,000	Motorola, Inc.	1,659,680
45,000	QUALCOMM, Inc.	1,756,800
126,000	Tellabs, Inc. (a)	1,157,940

		7,027,980

See Notes to Schedules of Investments.

MERRILL LYNCH LARGE CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Computers & Peripherals - 2.9%
91,000	Hewlett-Packard Co.	$1,706,250
5,000	International Business Machines Corp.	428,700
14,000	Lexmark International, Inc., Class A Shares (a)	1,176,140

		3,311,090

Electronic Equipment & Instruments - 0.7%
39,000	Agilent Technologies, Inc. (a)	841,230

Office Electronics - 1.1%
89,000	Xerox Corp. (a)	1,253,120

Semiconductor Equipment & Products - 2.4%
260,000	Atmel Corp. (a)	941,200
12,000	Cree, Inc. (a)	366,360
11,000	Intel Corp.	220,660
44,000	Microchip Technology Inc.	1,180,960

		2,709,180

Software - 3.8%
27,000	Autodesk, Inc.	1,313,010
55,000	Microsoft Corp.	1,520,750
26,000	Symantec Corp. (a)	1,426,880

		4,260,640

	TOTAL INFORMATION TECHNOLOGY	19,403,240

MATERIALS - 4.5%
Chemicals - 0.2%
14,000	RPM International, Inc.	247,100

Metals & Mining - 3.1%
13,000	Nucor Corp.	1,187,810
13,000	Phelps Dodge Corp.	1,196,390
31,000	United States Steel Corp.	1,166,220

		3,550,420

Paper & Forest Products - 1.2%
37,000	Georgia-Pacific Corp.	1,330,150

	TOTAL MATERIALS	5,127,670

UTILITIES - 2.1%
Electric Utilities - 2.1%
43,000	Edison International	1,139,930
27,000	TXU Corp.	1,293,840

	TOTAL UTILITIES	2,433,770

	TOTAL COMMON STOCK (Cost - $104,204,205)	113,690,520

See Notes to Schedules of Investments.

MERRILL LYNCH LARGE CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 0.0%
$26,000	State Street Bank & Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $26,001; (Fully collateralized by U.S. Treasuary Bonds, 9.875% due 11/15/15; Market value - $30,506) (Cost - $26,000)	$26,000

	TOTAL INVESTMENTS - 100.0% (Cost - $104,230,205*)	113,716,520
	Other Assets in Excess of Liabilities - 0.0%	2,085

	TOTAL NET ASSETS - 100.0%	$113,718,605

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Convertible Securities, MFS Mid Cap Growth and Merrill Lynch Large Cap Core Portfolios (“Fund(s)”) are separate investment funds of The Travelers Series Trust (“Trust”). The Convertible Securities Portfolio and the Merrill Lynch Large Cap Core Portfolio are separate diversified investment funds of the Trust. The MFS Mid Cap Growth Portfolio is a separate non-diversified investment fund of the Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

Notes to Schedules of Investments (unaudited) (continued)

(d) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Convertible Securities Portfolio	MFS Mid Cap Growth Portfolio	Merrill Lynch Large Cap Core Portfolio
Gross unrealized appreciation	$5,662,220	$31,063,278	$12,099,674
Gross unrealized depreciation	(1,657,786)	(9,854,497)	(2,613,359)

Net unrealized appreciation	$4,004,434	$21,208,781	$9,486,315

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	November 29, 2004